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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one):    [  ] is a restatement
                                    [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             GBU Inc.
Address:          70 East 55th Street - 12th Floor
                  New York, New York 10022

13F File Number:   28-3994

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Gerald B. Unterman
Title:            President
Phone:  (212) 753-0700
Signature, Place, and Date of Signing:


/s/  Gerald B. Unterman          New York, New York             November 8, 2001

Report Type   (Check only one):

[X]          13F HOLDINGS REPORT
[ ]          13F NOTICE
[ ]          13F COMBINATION REPORT
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                              FORM 13F SUMMARY PAGE

                                 Report Summary

Number of Other Included Managers:                  -0-

Form 13F Information Table Entry Total:              15

Form 13F Information Table Value Total:         $12,413

List of Other Included Managers:                   None

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                           FORM 13F INFORMATION TABLE

NAME OF         TITLE OF    CUSIP       VALUE      SHARES/    SH/PRN   PUT/   INVSTMT   OTHER     VOTING     VOTING        VOTING
ISSUER          CLASS                   (x$1000)   PRN AMT             CALL   DSCRETN   MANAGERS  AUTHORITY  AUTHORITY     AUTHORITY
                                                                                                  SOLE       SHARED        NONE
------------------------------------------------------------------------------------------------------------------------------------
Calif.Fed       2nd CONT.   130209703         66     26,466                   SOLE                        0          0             0
Bank FSB        LITIG.

Cendant         COM         151313103      1,024     80,000   SH              SOLE                   80,000          0             0
Corp.

Ciena           NT CV       171779AA9        598  1,000,000   PRN             SOLE                        0          0             0
Corp.           3.75% 08

Duke
Energy          CORP        264399585        921     35,000   SH              SOLE                   35,000          0             0
Corp.           UNITS

Global          PFD CV      G3921A126        730     39,200   SH              SOLE                   39,200          0             0
Crossing        6.375%
Ltd.

Golden          WT EX       381197136        114     90,390   WT              SOLE                        0          0             0
State           000000
Bancorp

Kerr McGee      SB DB CV    492386AP2      1,084  1,000,000   PRN             SOLE                        0          0             0
Corp.           5.25% 10

Kmart Fing      PFD TR CV   498778208        966     25,975   SH              SOLE                   25,975          0             0
                7.75%

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
National
Australia       CAP UTS     632525309         32      1,190   SH              SOLE                    1,190          0             0
Bank Ltd.       EXCHBL

Nextel Commun.  CLA         65332V103      1,082    125,936   SH              SOLE                  125,936          0             0
Inc.

Qwest Commun.   COM         749121109        676     40,500   SH              SOLE                   40,500          0             0
Inc.

Sprint Corp.    Equity Unit 852061605      2,638     97,000   SH              SOLE                   97,000          0             0

Stmicro-        SB LYON     861012AB8      1,386  1,665,000   PRN             SOLE                        0          0             0
electronics     Zero 09

Worldcom        COM         98157D106      1,054     70,500   SH              SOLE                   70,500          0             0
Inc.

Worldcom        MCI Group   98157D304         42      2,820   SH              SOLE                    2,820          0             0
Inc.            COM